Operating assets and liabilities - Retirement benefit obligations - Sensitivity Analysis (Details) - DKK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Discount rate (decrease)/increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
1%-point increase	kr (369)	kr (375)
1%-point decrease	kr 458	463
Future remuneration growth (decrease)/increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
1%-point increase	kr 99	105
1%-point decrease	kr (89)	kr (95)